Deposits (Scheduled Maturities of Time Deposits) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Deposits [Abstract]
2018	$ 93,215
2019	33,750
2020	20,360
2021	7,737
2022	27,169
Thereafter
Total	$ 182,231